CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (FY) (Parenthetical) - ₪ / shares	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary Shares [Member]
SHAREHOLDERS' EQUITY:
Par value (in sheqel per share)	₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01
Authorized (in shares)	100,000,000	100,000,000	23,277,000	23,277,000
Issued (in shares)	25,140,048	24,930,736	689,898	689,898
Outstanding (in shares)	25,140,048	24,930,736	689,898	689,898	689,898	689,898
Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Par value (in sheqel per share)	₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01
Authorized (in shares)	0	0	16,723,000	16,723,000
Issued (in shares)	0	0	14,154,743	14,154,743
Outstanding (in shares)	0	0	14,154,743	14,154,743	9,880,380	9,880,380